PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
December 31,			September 30,
	2012	2011		2013
				(Unaudited)

Cost:
Leasehold improvements	$3,817	$3,830		$3,778
Machinery and equipment	6,701	10,586		7,708
Rentals systems	2,425	956		3,165
Computer, software and peripheral equipment	11,593	16,013		12,732
Office furniture and equipment	2,184	3,819		2,088
Motor vehicles	52	69		146
	26,772	35,273		29,617

Accumulated depreciation	19,178	29,079		21,494
Property and equipment, net	$7,594	$6,194		$8,123